Accounts receivable, net (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net
	As of September 30,
	2025	2024
	US$	US$
Accounts receivable	1,237,290	1,081,866
Less: allowance for credit losses	-	-
Total accounts receivable	1,237,290	1,081,866